One Financial Way Cincinnati, Ohio 45242

[OHIO NATIONAL FINANCIAL LOGO]

Post Office Box 237 Cincinnati, Ohio 45201-0237 Telephone: 513-794-6100
April 27, 2010
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Fund, Inc (1940 Act File No. 811-3015) Post-Effective Amendment No. 57 to File No. 2-67464
Ladies and Gentlemen:
Attached hereto is post effective amendment 57 to file number 2-67464. This post effective amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933 to add updated financial information, respond to the Staff's comments for the 485(a) filing and to make other nonmaterial changes.
As required by paragraph (b)(4) of Rule 485 under the Securities Act of 1933, the registrant has certified that the above-captioned post-effective amendments to the registrant’s Form N-1A meet all the requirements for effectiveness pursuant to paragraph (b) of that Rule. Having reviewed these amendments, the undersigned legal counsel to the registrant hereby confirms that the amendments do not contain any material changes that would render them ineligible to become effective pursuant to paragraph (b).
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Secretary and Counsel